Earnings (loss) per share (Tables)	12 Months Ended
Aug. 31, 2023
Notes and other explanatory information [abstract]
Schedule of earnings loss per share

	For the year ended August 31,
	2023	2022
Net income (loss) attributable to shareholders	$2,250	$(6,216)
Weighted average number of common shares for basic EPS(1)	282,401,603	266,999,724
Effect of dilutive stock options, warrants, RSUs and share awards	6,127,725	-
Weighted average number of common shares for diluted EPS(1)	288,529,328	266,999,724
(1)	The weighted average number of common shares for basic and diluted EPS include vested, but unissued, common shares relating to common share awards.